Equipment (Narrative) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Equipment 1		$ 6,588
Equipment 2		$ 1,694
Equipment 1	$ 2,943
Equipment 2	9,151
Equipment 3	2,155
Equipment 4	$ 4,179